UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06302

Cohen & Steers Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

COHEN & STEERS REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number
	of Shares	Value
COMMON STOCK 96.4%
DIVERSIFIED 5.5%
Douglas Emmett	1,493,650	$32,949,919
Vornado Realty Trust	1,058,874	91,285,527
Washington REIT	62,807	2,099,010
		126,334,456
HEALTH CARE 2.8%
Health Care REIT	258,849	11,681,855
Nationwide Health Properties	286,700	9,676,125
Ventas	938,237	42,136,224
		63,494,204
HOTEL 8.1%
Host Hotels & Resorts	3,759,938	59,858,213
LaSalle Hotel Properties	1,342,180	38,560,832
Starwood Hotels & Resorts Worldwide	890,200	46,067,850
Strategic Hotels & Resorts	1,497,509	19,662,293
Sunstone Hotel Investors	1,323,809	21,194,182
		185,343,370
INDUSTRIAL 4.7%
AMB Property Corp.	329,500	17,931,390
ProLogis	1,553,371	91,431,417
		109,362,807
OFFICE 14.3%
BioMed Realty Trust	1,312,360	31,352,280
Boston Properties	1,051,898	96,848,249
Brookfield Properties Corp.	950,305	18,350,390
DuPont Fabros Technology	931,428	15,359,248
Forest City Enterprises	633,800	23,323,840
Kilroy Realty Corp.	406,308	19,953,786
Mack-Cali Realty Corp.	673,023	24,033,651
Maguire Properties	929,000	13,293,990

	Number
	of Shares	Value
SL Green Realty Corp.	1,051,967	$85,703,751
		328,219,185
OFFICE/INDUSTRIAL 3.9%
EastGroup Properties	528,951	24,575,064
Liberty Property Trust	1,164,901	36,240,070
PS Business Parks	561,178	29,125,138
		89,940,272
RESIDENTIAL 15.8%
APARTMENT 13.8%
Apartment Investment & Management Co.	1,053,525	37,726,730
AvalonBay Communities	885,562	85,474,444
BRE Properties	1,397,300	63,660,988
Camden Property Trust	382,381	19,195,526
Equity Residential	1,159,096	48,090,893
Essex Property Trust	152,452	17,376,479
Home Properties	391,022	18,765,146
UDR	1,103,453	27,056,668
		317,346,874
MANUFACTURED HOME 2.0%
Equity Lifestyle Properties	952,905	47,044,920
TOTAL RESIDENTIAL		364,391,794
SELF STORAGE 7.3%
Extra Space Storage	854,889	13,840,653
Public Storage	1,567,875	138,945,082
U-Store-It Trust	1,342,800	15,213,924
		167,999,659
SHOPPING CENTER 32.4%
COMMUNITY CENTER 13.2%
Developers Diversified Realty Corp.	1,570,203	65,760,102
Equity One	713,890	17,111,943
Federal Realty Investment Trust	1,200,313	93,564,399
Kimco Realty Corp.	967,655	37,903,046

		Number
		of Shares	Value
Regency Centers Corp.		1,371,737	$88,833,688
			303,173,178
REGIONAL MALL 19.2%
General Growth Properties		2,974,666	113,543,001
Macerich Co.		1,325,742	93,159,890
Simon Property Group		2,057,148	191,129,621
Taubman Centers		851,754	44,376,383
			442,208,895
TOTAL SHOPPING CENTER			745,382,073
SPECIALTY 1.6%
Plum Creek Timber Co.		922,558	37,548,111
TOTAL COMMON STOCK (Identified cost—$1,647,231,408)			2,218,015,931

		Principal
		Amount
COMMERCIAL PAPER 2.5%
San Paolo US Financial, 1.30%, due 4/1/08 (Identified cost—$56,151,000)		$56,151,000	56,151,000

TOTAL INVESTMENTS (Identified cost—$1,703,382,408)	98.9%		2,274,166,931

OTHER ASSETS IN EXCESS OF LIABILITIES	1.1%		26,375,614

NET ASSETS (Equivalent to $59.96 per share based on 38,368,586 shares of common stock outstanding)	100.0%		$2,300,542,545

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the fund.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$2,274,166,931	$2,218,015,931	$56,151,000	$—

Note 2. Income Tax Information

As of March 31, 2008, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$656,995,407
Gross unrealized depreciation	(86,210,884)
Net unrealized appreciation	$570,784,523

Cost for federal income tax purposes	$1,703,382,408

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin	Name: James Giallanza
	Title: President and principal	Title: Treasurer and principal
	executive officer		financial officer

Date: May 30, 2008